As filed with the Securities and Exchange Commission on December 11, 2000
                                                       Registration No. 33-23453
                                                               File No. 811-5632
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                         Post-Effective Amendment No. 37

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

                                Amendment No. 40

                           FREMONT MUTUAL FUNDS, INC.
              (Exact Name of Registration as Specified in Charter)

                          333 Market Street, Suite 2600
                         San Francisco, California 94105
               (Address of Principal Executive Offices) (Zip Code)

                                 (415) 284-8733
               Registrant's Telephone Number, including Area Code:

                             Tina Thomas, Secretary
                           Fremont Mutual Funds, Inc.
                          333 Market Street, Suite 2600
                         San Francisco, California 94105
                     (Name and Address of Agent for Service)

                                    copy to:
                                  Julie Allecta
                     Paul, Hastings, Janofsky & Walker, LLP
                        345 California Street, 29th floor
                          San Francisco, CA 94104-2635

     It is proposed that this filing will become effective (check appropriate box):

     [ ]  Immediately upon filing pursuant to paragraph (b)
     [X]  On December 19, 2000, pursuant to paragraph (b) of Rule 485
     [ ]  60 days after filing pursuant to paragraph (a)(1)
     [ ]  On __(date)____, pursuant to paragraph (a)(1)
     [ ]  75 days after filing pursuant to paragraph (a)(2)
     [ ]  On __(date)____, pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

     [X] this post-effective amendment designates a new effective date for a previously file post-effective amendment.

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
   As filed with the Securities and Exchange Commission on December 11, 2000
                                                       Registration No. 33-23453
                                                               File No. 811-5632
================================================================================










                                     Part A

                                       of

                                    Form N-1A

                             REGISTRATION STATEMENT

                           FREMONT MUTUAL FUNDS, INC.
                         Fremont New Economy Value Fund










================================================================================

Part A. The Registrant has filed the information required in the prospectus in Post-Effective Amendment No. 36 to its Registration Statement on Form N1-A on September 28, 2000 and is hereby incorporated by reference. The Registrant has not amended its prospectus.

   As filed with the Securities and Exchange Commission on December 11, 2000
                                                       Registration No. 33-23453
                                                               File No. 811-5632
================================================================================










                                     Part B

                                       of

                                    Form N-1A

                         COMBINED REGISTRATION STATEMENT

                           FREMONT MUTUAL FUNDS, INC.
                         Fremont New Economy Value Fund










================================================================================

Part B. The Registrant has filed the information required in the Statement Of Additional Information in Post-Effective Amendment No. 36 to its Registration Statement on Form N1-A on September 28, 2000 and is hereby incorporated by reference. The Registrant has not amended its Statement of Additional Information.

   As filed with the Securities and Exchange Commission on December 11, 2000
                                                       Registration No. 33-23453
                                                               File No. 811-5632
================================================================================










                                     Part C

                                       of

                                    Form N-1A

                         COMBINED REGISTRATION STATEMENT

                           FREMONT MUTUAL FUNDS, INC.
                         Fremont New Economy Value Fund










================================================================================

                           FREMONT MUTUAL FUNDS, INC.

                                     PART C

ITEM 23. EXHIBITS

     (a)  (1)  Articles of Incorporation -- on file (File No. 811-5632)

          (2)  Articles of Amendment -- on file (File No. 811-5632)

          (3)  Articles of Amendment changing name -- on file (File No.
               811-5632)

          (4) Articles Supplementary relating to shares of International Growth Fund -- on file (File No 811-5632 under Post-Effective Amendment No. 16 filed December 29, 1993)

          (5) Articles Supplementary for Income Fund, changing name to Bond Fund -- on file (File No. 811-5632 under Post-Effective Amendment No. 17 filed March 1, 1994)

          (6) Articles Supplementary relating to shares of the International Small-Cap Fund -- on file (File No. 811-5632 under Post-Effective Amendment No. 18 filed April 22, 1994)

          (7) Articles Supplementary relating to shares of the U.S. Micro-Cap Fund -- on file (File No. 811-5632 under Post-Effective Amendment No. 18 filed April 22, 1994)

          (8) Articles Supplementary relating to shares of the Emerging Markets Fund -- on file (File No. 811-5632 under Post-Effective Amendment No. 22 filed April 10, 1996)

          (9) Articles Supplementary relating to shares of the Institutional U.S. Micro Cap Fund -- on file (File No. 811-5632 Under Post-Effective Amendment No. 31 file March 2, 1998)

          (10) Articles Supplementary relating to shares of the U.S. Small Cap Fund -- on file (File No. 811-5632 Under Post-Effective Amendment No. 31 file March 2, 1998)

          (11) Articles Supplementary relating to shares of the Real Estate Securities Funds -- on file (File No. 811-5632 Under Post-Effective Amendment No. 31 file March 2, 1998)

          (l2) Articles Supplementary relating to shares of the Select Fund -- on file (File No. 811-5632 Under Post-Effective Amendment No. 31 file March 2, 1998)

          (l3) Articles Supplementary relating to shares of the Fremont New Economy Value Fund - to be filed

     (b) Bylaws -- on file (File No. 811-5632 under Post- Effective Amendment No. 21 filed January 20, 1996)

     (c)  Instruments Defining Rights of Security Holder -Not Applicable

     (d) (1) Amended and Restated Investment Advisory and Administrative Services Agreement relating to Money Market Fund, Global Fund, California Intermediate Tax-Free Fund, Bond Fund, Growth Fund and Emerging Markets Fund on file (File No. 811-5632)

          (2) Investment Advisory and Administrative Services Agreement relating to International Growth Fund - on file (File No. 811-5632 under Post-Effective Amendment No. 17 filed March 1,
               1994)

          (3) Investment Advisory and Administrative Services Agreement relating to International Small-Cap Fund and U.S. Micro-Cap Fund -- on file (File No. 811-5632 under Post-Effective Amendment No. 19 filed August 1, 1994)

          (4) Portfolio Management Agreement with Pacific Investment Management Co. and Fremont Investment Advisors, Inc. for Bond (formerly Income) Fund -- on file (File No. 811-5632 under Post-Effective Amendment No. 17 filed March 1, 1994)

          (5) Portfolio Management Agreement with Acadian Asset Management, Inc. and Fremont Investment Advisors, Inc. for International Small Cap Fund -- on file (File No. 811-5632 under Post-Effective Amendment No. 18 filed April 22, 1994)

          (6) Form of Portfolio Management Agreement with Credit Lyonnais International Asset Management (HK) Limited for Emerging Markets Fund -- on file (File No. 811-5632 under Post-Effective Amendment No. 22 filed April 10, 1996)

          (7) Investment Advisory and Administrative Services Agreement relating to Institutional U.S. Micro Cap Fund -- on file (File No. 811-5632 Under Post-Effective Amendment No. 31 file March 2,
               1998)

          (8) Investment Advisory and Administrative Services Agreement relating to U.S. Small Cap Fund -- on file (File No. 811-5632 Under Post-Effective Amendment No. 31 file March 2, 1998)

          (9) Investment Advisory and Administrative Services Agreement relating to Real Estate Securities Fund -- on file (File No. 811-5632 Under Post-Effective Amendment No. 31 file March 2,
               1998)

          (10) Investment Advisory and Administrative Services Agreement relating to Select Fund -- on file (File No. 811-5632 Under Post-Effective Amendment No. 31 file March 2, 1998)

          (11) Portfolio Management Agreement with Kern Capital Management LLC and Fremont Investment Advisors, Inc. for U.S. Micro-Cap Fund -- on file (File No. 811-5632 under Post-Effective Amendment No. 31 file March 2, 1998)

          (12) Portfolio Management Agreement with Kern Capital Management LLC and Fremont Investment Advisors, Inc. for Institutional U.S. Micro-Cap Fund -- on file (File No. 811-5632 Under Post-Effective Amendment No. 31 file March 2, 1998)

          (13) Portfolio Management Agreement with Kern Capital Management LLC and Fremont Investment Advisors, Inc. for U.S. Small-Cap Fund -- on file (File No. 811-5632 Under Post-Effective Amendment No. 31 file March 2, 1998

          (14) Portfolio Management Agreement with Kensington Investment Group and Fremont Investment Advisors, Inc. for Real Estate Securities Fund -- on file (File No. 811-5632 Under Post-Effective Amendment No. 31 file March 2, 1998)

          (15) Portfolio Management Agreement with Bee & Associates, Inc. and Fremont Investment Advisors, Inc. for International Small Cap Fund B -- on file (File No. 811-5632 Under Post-Effective Amendment No. 32 file April 15, 1998)

          (16) Portfolio Management Agreement with Capital Guardian Trust Company and Fremont Investment Advisors, Inc. for International Growth Fund B -- on file (File No. 811-5632 Under Post-Effective Amendment No. 32 file April 15, 1998)

          (17) Portfolio Management Agreement with Rayner Associates, Inc. and Fremont Investment Advisors, Inc. for California Intermediate Tax-Free Fund - on file (File No. 811-5632 Under Post-Effective Amendment No. 33 file December 15, 1998)

          (18) Contractual Expense Limitation Agreement between Fremont Investment Advisors and each of the Fremont Mutual Funds - (File No. 811-5632 under Post-Effective Amendment No. 34, filed March 1, 1999)

          (19) Investment Advisory and Administrative Services Agreement relating to Fremont New Economy Value Fund - (File No. 811-5632 under Post-Effective Amendment No. 36 filed on September 28,
               2000)

          (20) Contractual Expense Limitation Agreement between Fremont Investment Advisors and Fremont Mutual Funds on behalf Fremont New Economy Value Fund - (File No. 811-5632 under Post-Effective Amendment No. 36 filed on September 28,
               2000)

     (e) Distribution Agreement with First Fund Distributors, Inc.-- on file (File No. 811-5632 under Post-Effective Amendment No. 28 filed October 17, 1997)

     (f)  Bonus Profit Sharing Contracts - Not applicable


     (g) (1) Custodian Agreement with The Northern Trust Company -- on file (File No. 811-5632 under Post-Effective Amendment No. 21 filed January 20, 1996)

          (2) Custody Agreement with Investors Fiduciary Trust Company - on file (File No. 811-5632 under Post-Effective Amendment No. 34 filed March 1, 1999)

          (3) Custody Agreement with State Street Bank and Trust Company - on file (File No. 811-5632 under Post-Effective Amendment No. 35 filed February 10, 2000)

     (h) (1) Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement with Fremont Investment Advisors, Inc. -- on file (File No. 811-5632 under Post-Effective Amendment No. 23 filed February 28, 1997)

          (2) Sub-Transfer Agency Agreement with Countrywide Fund Services, Inc. -- on file (File No. 811-5632 under Post-Effective Amendment No. 23 filed February 28, 1997)

          (3) Administration Agreement with Investment Company Administration Corporation (File No. 811-5632 under Post-Effective Amendment No. 28 filed October 17, 1997)

          (4) License Agreement relating to the Mark "Fremont" with Fremont Investment Advisors, Inc. -- on file (File No. 811-5632)

          (5) Investment Accounting Agreement between Investors Fiduciary Trust Company and Fremont Mutual Funds, Inc. -- on file (File No. 811-5632 under Post-Effective Amendment No. 17 filed March 1,
               1994)

          (6) Sub-Transfer Agency Agreement with National Financial Data Services, Inc. -- on file (File No. 811-5632 Under Post-Effective Amendment No. 31 file March 2, 1998)

          (7) Transfer Agency Agreement with National Financial Data Services, Inc. - to be filed

          (8) Investment Accounting Agreement with State Street Bank and Trust Company - on file (File No. 811-5632 under Post-Effective Amendment No. 35 filed February 10, 2000)

     (i)  Opinion of Counsel

          (1) Opinion and Consent of Counsel - on file (File No. 811-5632 under Post-Effective Amendment No. 35 filed February 10, 2000)

          (2) Institutional U.S. Micro-Cap Fund B -- on file (File No. 811-5632 Under Post-Effective Amendment No. 31 file March 2, 1998)

          (3) U.S. Small Cap Fund -- on file (File No. 811-5632 Under Post-Effective Amendment No. 31 file March 2, 1998)

          (4) Real Estate Securities Fund -- on file (File No. 811-5632 Under Post-Effective Amendment No. 31 file March 2, 1998)

          (5) Select Fund -- on file (File No. 811-5632 Under Post-Effective Amendment No. 31 file March 2, 1998)

          (6)  New Economy Value Fund - to be filed

     (j)  Independent Auditors' Consent - Not Applicable

     (k)  Omitted Financial Statements - Not Applicable.

     (l)  Initial Capital Agreements

          (1) Subscription Agreement with initial shareholders -- on file (File No. 811-5632 under Post-Effective Amendment filed May 11, 1992)

          (2) Subscription Agreement with initial shareholders of International Growth Fund - on file (File No. 811-5632 under Post-Effective Amendment No. 16 filed December 29, 1993)

          (3) Subscription Agreement with initial shareholders of International Small-Cap Fund -- on file (File No. 811-5632 under Post-Effective Amendment No. 18 filed April 22, 1994)

          (4) Subscription Agreement with initial shareholders of U.S. Micro-Cap Fund -- on file (File No. 811-5632 under Post-Effective Amendment No. 18 filed April 22, 1994)

     (m) Form of Plan of Distribution Pursuant to Rule 12b-1 -- on file (File No. 811-5632 under Post-Effective Amendment No. 31 file March 2, 1998)

     (n)  Financial Data Schedule. - No Longer Applicable.

     (o)  18f-3 Plan - Not Applicable.

     (p)  Code of Ethics - to be filed with next Amendment

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT

     Stephen D. Bechtel, Jr. and members of his family, including trusts for family members, would be considered controlling persons under applicable Securities and Exchange Commission regulations, on account of their shareholdings in the Funds.

ITEM 25. INDEMNIFICATION

     Article VII(g) of the Articles of Incorporation, filed as Exhibit (1), Item 24(b), provides for indemnification of certain persons acting on behalf of the Funds.

     The Funds and the Advisor are jointly insured under an errors and omissions policy issued by American International Specialty Lines Insurance Company.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons by the Registrant's charter and bylaws, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in said Act, and is, therefore, unenforceable. In particular, the Articles of the Company provide certain limitations on liability of officers and directors. In the event that a claim for indemnification against such liabilities (other than the payment by the Series of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR

     The information required by this item is contained in the Form Adv of the following entities and is incorporated herein by reference:

     Name of Investment Advisor                           File No.
     --------------------------                           ---------
     Kern Capital Management LLC                          801-54766
     Pacific Investment Management Company                801-48187
     CMG First State (Hong Kong) LLC
     Kensington Investment Group                          801-44964
     Capital Guardian Trust Company
     Mellon Capital Management Corporation
     SIT Investment Associates, Inc.
     Rayner Associates                                    801-13556

ITEM 27. PRINCIPAL UNDERWRITER.

     (a) First Fund Distributors, Inc. is the principal underwriter for the following investment companies or series thereof:

          Advisors Series Trust
          Allegiance Investment Trust
          Builders Fixed Income Fund, Inc.
          Guinness Flight Investment Funds
          Fleming Mutual Fund Group, Inc.
          Fremont Mutual Funds
          Investors Research Fund, Inc.
          Jurika & Voyles Mutual Funds
          Kayne Anderson Mutual Funds
          Masters' Select Funds Trust
          O'Shaughnessy Funds, Inc.
          PIC Investment Trust
          Purisima Funds
          Professionally Managed Portfolios
          Rainier Investment Management Mutual Funds
          Brandes Investment Funds
          RNC Mutual Fund Group, Inc.
          Trust For Investment Managers
          Dessauer Global Equity Fund

     (b) The following information is furnished with respect to the officers of First Fund Distributors, Inc.:

Name and Principal       Position and Offices with         Positions and Offices
Business Address*       First Fund Distributors, Inc.         with Registrant
-----------------       -----------------------------      ---------------------
Robert H. Wadsworth     President and Treasurer                     None
Steven J. Paggioli      Vice President and Secretary        Assistant Secretary
Eric M. Banhazl         Vice President                      Assistant Treasurer

----------
* The principal business address of persons and entities listed is 4455 E. Camelback Road, Suite 261E, Phoenix, AZ 85018.

     (c)  The distributor receives and annual fee of $50,000 per year.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

     Accounts, books, and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of the Registrant and its investment manager, Fremont Investment Advisors, Inc., 333 Market Street, 26th Floor, San Francisco, California 94105. Other books and records will be maintained by the sub-advisers to the Funds.

     Records covering stockholder accounts and portfolio transactions are also maintained and kept by the Funds' Transfer Agent, National Financial Data Services, Inc., and by the Custodian and Fund Accountants, Investors Fiduciary Trust Company.

ITEM 29. MANAGEMENT SERVICES

     There are no management -related services contracts not discussed in Parts A and B.

ITEM 30. UNDERTAKINGS

     (a)  Inapplicable

     (b) The information required by part 5A of the Form N-1A is or will be contained in the latest annual report to shareholders, and Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

     (c) The Registrant undertakes that within five business days after receipt of a written application by shareholders holding in the aggregate at least 1% of the shares then outstanding or shares then having a net asset value of $25,000, which is less, each of whom shall have been a shareholder for at least six months prior to the date of application (hereinafter the "Petitioning Shareholders"), requesting to communicate with other shareholders with a view to obtaining signatures to a request for a meeting for the purpose of voting upon removal of any Director of the Registrant, which application shall be accompanied by a form of communication and request which such Petitioning Shareholders wish to transmit, Registrant will: (i) provide such Petitioning Shareholders with access to a list of the names and addresses of all shareholders of the Registrant; or (ii) inform such Petitioning Shareholders of the approximate number of shareholders and the estimated costs of mailing such communication, and to undertake such mailing promptly after tender by such Petitioning Shareholders to the Registrant of the material to be mailed and the reasonable expenses of such mailing.

                           SIGNATURE OF THE REGISTRANT

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant (certified that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of San Francisco, and the State of California, on the 8th day of December 2000.


                                        FREMONT MUTUAL FUNDS, INC.


                                        By: /s/ DAVID L. REDO
                                            ------------------------------------
                                            DAVID L. REDO
                                            Chairman


     Pursuant to the requirements of the Securities Act of 1933 this Amendment to the Registration Statement has been signed below by the following persons in the capacities listed, and each on December 8, 2000.

PRINCIPAL EXECUTIVE OFFICER:


/s/ DAVID L. REDO
-----------------------------------
David L. Redo                           Chairman


PRINCIPAL ACCOUNTING OFFICER:


/s/ JACK GEE
-----------------------------------
Jack Gee                                Vice President and Chief
                                        Financial Officer

DIRECTORS:


/s/ RICHARD E. HOLMES*                  Director
-----------------------------------
Richard E. Holmes


/s/ DONALD C. LUCHESSA*                 Director
-----------------------------------
Donald C. Luchessa


/s/ DAVID L. EGAN*                      Director
-----------------------------------
David L. Egan


/s/ KIMUN LEE*                          Director
-----------------------------------
Kimun Lee


/s/ CHRISTINE D. TIMMERMAN*             Director
-----------------------------------
Christine D Timmerman


/s/ DAVID L. REDO                       Director
-----------------------------------
David L. Redo


/s/ MICHAEL H. KOSICH                   Director
-----------------------------------
Michael H. Kosich


*By: /s/ ROBERT M. SLOTKY
     ------------------------------
     Robert M. Slotky
     Pursuant to Power of Attorney -- on file
     (File No. 811-5632 under Post-Effective
     Amendment No. 31 file March 2, 1998 and filed herewith)